Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions		Jul. 31, 2024	Apr. 30, 2024	Oct. 31, 2023
Disclosure Of Deposits [line Items]
Payable after notice	[1],[2],[3]	$ 201,491
Deposits	[1],[4]	949,201	$ 942,028	$ 952,333
U.S. dollar [member]
Disclosure Of Deposits [line Items]
Deposits		300,445	304,171	320,088
Chile, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		20,655	19,590	20,200
Mexico, Pesos [member]
Disclosure Of Deposits [line Items]
Deposits		37,502	39,429	38,127
Other Foreign Currencies [member]
Disclosure Of Deposits [line Items]
Deposits		112,644	112,707	116,926
Non interest bearing deposits [member]
Disclosure Of Deposits [line Items]
Payable after notice		$ 122	$ 120	$ 123

[1]	Deposits denominated in U.S. dollars amount to $300,445 (April 30, 2024 – $304,171; October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $20,655 (April 30, 2024 – $19,590; October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $37,502 (April 30, 2024 – $39,429; October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $112,644 (April 30, 2024 – $112,707; October 31, 2023 – $116,926).
[2]	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
[3]	Includes $122 (April 30, 2024 – $120; October 31, 2023 – $123) of non-interest-bearing deposits.
[4]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.